Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2019:
Assets:
Term deposits and short term investments	1,271,889	488,488	783,401	—
Restricted cash	66,234	66,234	—	—
Available-for-sale debt investments	2,014,537	—	—	2,014,537
Liability:
Forward contract in relation to disposal of investments in Particle	15,988	—	—	15,988
As of December 31, 2020:
Assets:
Term deposits and short term investments	1,280,033	—	1,280,033	—
Restricted cash	31,039	31,039	—	—
Available-for-sale debt investments	36,662	—	—	36,662

Reconciliation of fair value measurements of available-for-sale debt investments

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2018 to December 31, 2020 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Beginning balance as of January 1, 2018	1,196,330
Change in fair value	698,592
Currency translation adjustment	64,552
Additional investments	2,000
Ending balance as of December 31, 2018	1,961,474
Change in fair value	1,385,379
Disposal of part available-for-sale debt investments	(1,390,031)
Currency translation adjustment	57,715
Ending balance as of December 31, 2019	2,014,537
Change in fair value	(985,704)
Disposal of part available-for-sale debt investments	(1,005,150)
Additional investments	49,041
Currency translation adjustment	(34,062)
Impairment	(2,000)
Ending balance as of December 31, 2020	36,662

Key inputs used in valuation of available-for-sale investments in particle

The key inputs used in valuation of available-for-sale debt investments in Particle as of December 31, 2018, 2019 and 2020 were as follow:

	As of December 31,
	2018		2019	2020
	Under the Status Quo	Under the Trade Sale
	Scenario*	Scenario**
Discount rate	22.5%	17%	N/A	N/A
Lack of marketability discount (“DLOM”)	20%	15%	5%	25%
Volatility	44.5%	44.8%	45.7%	55.3%
Revenue growth rate	3.7%-75.8%	3.7%-75.8%	N/A	N/A
Terminal growth rate	3%	3%	N/A	N/A
Control premium	N/A	30%	N/A	N/A
Probability of each scenario	60%	40%	N/A	N/A

Note:

*Under the status quo scenario, the Company would not close the transaction contemplated under the LOI, and would keep holding the investments of convertible redeemable preferred shares in Particle and maintain the status quo.

**Under the trade sale scenario, the Company would close the transaction contemplated under the LOI, and the Company would go through trade sales on the investments of convertible redeemable preferred shares in Particle.